Segment information - Schedule of Segment Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Revenue	$ 1,667,741	$ 325,451
Cost of sales	(1,165,923)	(173,486)
Gain (loss) on foreign exchange	611,287	243,447
General and administrative expenses	(10,081,875)	(7,310,770)
Depreciation and amortization	(765,189)	(698,660)
Interest income	255,671	413,909
Fair value gain on embedded derivatives	1,549,000	14,145,000
Fair value gain on warrants	1,060,000	0
Gain on deferred consideration	5,292,917	0
Interest expense	(5,457,835)	(4,879,843)
Income (loss) before tax	(7,034,206)	2,065,048
Segment assets	208,557,252		$ 175,751,683
Segment liabilities	115,156,126		102,918,928
Non-current assets	167,158,205		148,303,086
Tanzania
Disclosure of operating segments [line items]
Non-current assets	164,148,857		144,521,639
Australia
Disclosure of operating segments [line items]
Non-current assets	2,997,360		3,075,959
Rest of the world
Disclosure of operating segments [line items]
Non-current assets	11,988		705,488
Inter-Segment eliminations
Disclosure of operating segments [line items]
Revenue	(2,820,857)	(2,951,217)
Cost of sales	2,635,629	2,386,271
Gain (loss) on foreign exchange	0	0
General and administrative expenses	(587)	1,040,290
Depreciation and amortization	2,213	0
Interest income	(3,027,377)	(2,383,209)
Fair value gain on embedded derivatives	0	0
Fair value gain on warrants	0
Gain on deferred consideration	0
Interest expense	0	0
Income (loss) before tax	(3,210,979)	(1,907,865)
Segment assets	(307,921,233)		(287,370,479)
Segment liabilities	(97,223,461)		(85,261,778)
Intellectual Property
Disclosure of operating segments [line items]
Segment assets	152,637,238		144,404,325
Intellectual Property | Operating segments
Disclosure of operating segments [line items]
Revenue	1,669,366	651,939
Cost of sales	(1,165,923)	(173,486)
Gain (loss) on foreign exchange	271,308	534,966
General and administrative expenses	(2,249,237)	(1,901,367)
Depreciation and amortization	(740,994)	(668,655)
Interest income	3,041,827	2,407,452
Fair value gain on embedded derivatives	0	0
Fair value gain on warrants	0
Gain on deferred consideration	5,292,917
Interest expense	(12,525)	(11,655)
Income (loss) before tax	6,106,739	839,194
Segment liabilities	22,169,382		26,695,036
Metals Extraction
Disclosure of operating segments [line items]
Segment assets	191,204,195		165,038,598
Metals Extraction | Operating segments
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Gain (loss) on foreign exchange	354,708	(284,430)
General and administrative expenses	(1,226,117)	(1,396,500)
Depreciation and amortization	(11,383)	(11,383)
Interest income	0	10
Fair value gain on embedded derivatives	0	0
Fair value gain on warrants	0
Gain on deferred consideration	0
Interest expense	(101,572)	(13,448)
Income (loss) before tax	(984,364)	(1,705,751)
Segment liabilities	128,913,462		102,843,488
Corporate
Disclosure of operating segments [line items]
Segment assets	172,637,052		153,679,239
Corporate | Operating segments
Disclosure of operating segments [line items]
Revenue	2,819,232	2,624,729
Cost of sales	(2,635,629)	(2,386,271)
Gain (loss) on foreign exchange	(14,729)	(7,089)
General and administrative expenses	(6,605,934)	(5,053,193)
Depreciation and amortization	(15,025)	(18,622)
Interest income	241,221	389,656
Fair value gain on embedded derivatives	1,549,000	14,145,000
Fair value gain on warrants	1,060,000
Gain on deferred consideration	0
Interest expense	(5,343,738)	(4,854,740)
Income (loss) before tax	(8,945,602)	$ 4,839,470
Segment liabilities	$ 61,296,743		$ 58,642,182